INVESTMENTS IN AFFILIATES AND JOINT VENTURES - Narrative (Details) $ / shares in Units, $ in Thousands, T in Millions					1 Months Ended	12 Months Ended
	Oct. 19, 2016 USD ($)	Oct. 13, 2016 $ / shares shares	Oct. 12, 2016 $ / shares	Jul. 25, 2016	Nov. 30, 2016 T	Dec. 31, 2016 USD ($) vessel shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2006 $ / shares shares
Equity method investments acquired:
Minimum quarterly distribution per unit (USD per share) | $ / shares		$ 0.5775	$ 0.3850
Investments, ownership percentage						100.00%
Dividends received						$ 55,517	$ 52,800	$ 61,967
Percentage of voting interest acquired						50.00%
Egyptian Company for Gas Services S.A.E
Equity method investments acquired:
Common stock purchased (in shares) | shares										500,000
Common stock purchased, price per share (USD per share) | $ / shares										$ 1
Percentage of voting interest acquired						50.00%				50.00%
Investee capital share amount called									$ 7,500
Cash paid to maintain equity interest									$ 3,750
Ownership percentage, equity method investment									50.00%
Proceeds from dividends						$ 200	$ 700
Golar Partners
Equity method investments acquired:
Investments, ownership percentage						33.90%	30.70%
CELSE | OneLNG
Equity method investments acquired:
Long-term sale and purchase agreement, number of tons supplied per annum | T					1.3
Golar Partners
Equity method investments acquired:
Dividends received						$ 55,300	$ 52,100	$ 61,300
Golar Partners
Equity method investments acquired:
Investments						$ 507,200
Investments, ownership percentage						33.90%	30.70%
Ownership percentage, equity method investment						33.90%	30.70%
Golar Partners | Investment in Affiliates
Equity method investments acquired:
Units held (in shares) | shares						15,900,000
Golar Partners, Common Unit
Equity method investments acquired:
Number of units (in shares) | shares		2,994,364
Number of earn-out units (in shares) | shares		748,592
Golar Partners, General Partner Units
Equity method investments acquired:
Number of units (in shares) | shares		61,109
Number of earn-out units (in shares) | shares		15,278
OneLNG
Equity method investments acquired:
Ownership percentage, equity method investment						51.00%	0.00%
Ownership percentage after transaction				51.00%
OneLNG | Schlumberger
Equity method investments acquired:
Ownership percentage after transaction				49.00%
The Cool Pool Limited (Pool Manager)
Equity method investments acquired:
Ownership percentage, equity method investment						33.00%	33.00%
The Cool Pool Limited (Pool Manager) | Vessels and equipment
Equity method investments acquired:
Number of vessels | vessel						16
Number of vessels contributed | vessel						8
The Cool Pool Limited (Pool Manager) | GasLog | Vessels and equipment
Equity method investments acquired:
Number of vessels contributed | vessel						3
The Cool Pool Limited (Pool Manager) | Dynagas | Vessels and equipment
Equity method investments acquired:
Number of vessels contributed | vessel						3
The Cool Pool Limited (Pool Manager) | Golar Power | Vessels and equipment
Equity method investments acquired:
Number of vessels contributed | vessel						2
Investment in Affiliates
Equity method investments acquired:
Reclassification of derivative	$ (15,000)
Other Noncurrent Assets
Equity method investments acquired:
Reclassification of derivative	$ 15,000